CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Contract revenues		$ 686.5	$ 797.5	$ 1,007.7
Total operating revenues		750.0	1,038.2	1,128.4
Operating expenses
Depreciation		(275.9)	(280.3)	(274.9)
Amortization of favorable contracts		(45.1)	(45.1)	(74.4)
Selling, general and administrative expenses	[1]	(34.4)	(45.8)	(44.8)
Total operating expenses		(700.1)	(678.0)	(755.6)
Other operating items
Loss on impairment of goodwill		0.0	(3.2)	0.0
Revaluation of contingent consideration		0.7	0.0	89.9
Gain on sale of assets		0.0	0.0	0.8
Total other operating items		0.7	(3.2)	90.7
Operating income		50.6	357.0	463.5
Financial items
Interest income		20.3	47.1	15.7
Interest expense	[1]	(262.5)	(263.7)	(179.1)
(Loss)/gain on derivative financial instruments	[1]	(27.7)	24.9	(13.9)
Currency exchange (loss)/gain		(2.6)	0.2	0.9
Other financial expenses		(1.4)	(4.8)	(11.5)
Total financial items		(273.9)	(196.3)	(187.9)
(Loss)/income before income taxes		(223.3)	160.7	275.6
Income tax benefit/(expense)		36.1	(86.7)	(40.3)
Net (loss)/income		(187.2)	74.0	235.3
Net (loss)/income attributable to the non-controlling interest		(94.3)	17.9	94.1
Net (loss)/income attributable to Seadrill Partners LLC owners		$ (92.9)	$ 56.1	$ 141.2
(Loss)/Earnings per unit (common and subordinated)
Common unitholders (in usd per share)		$ (10.12)	$ 7.45	$ 18.76
Subordinated unitholders (in usd per share)		$ (10.12)	$ 0.00	$ 0.00
Reimbursable revenues/expenses
Operating revenues
Reimbursable and other revenues		$ 20.7	$ 31.2	$ 17.7
Operating expenses
Expenses		(19.4)	(28.6)	(16.1)
Other revenues
Operating revenues
Reimbursable and other revenues	[1]	42.8	209.5	103.0
Vessel and rig operating expenses
Operating expenses
Expenses	[1]	$ (325.3)	$ (278.2)	$ (345.4)

[1]	Includes transactions with related parties. Refer to Note 14 - "Related party transactions".